NAME OF ISSUER
TITLE OF CLASS
CUSIP
MARKET VALUE
SHARES OF PRINCIPLE AMOUNT
INVESTMENT DISCRETION
VOTING ATHORITY
AMERICA ON-LINE
COM
02364J104
3,095,700
40,800
SOLE
SOLE
AMERICAN DIV.HOLDINGS
COM
02541N101
0.00
474,500
SOLE
SOLE
ARIBA,INC
COM
04033V104
7,325,587.50
41,300
SOLE
SOLE
BROADCOM
COM
111320107
11,644,031.25
42,750
SOLE
SOLE
BROADVISION
COM
111412102
14,540,343.75
85,500
SOLE
SOLE
CHECK POINT SFTWRE
COM
M22465104
4,273,125
21,500
SOLE
SOLE
CHEMDEX CORP
COM
163595101
9,501,600
85,600
SOLE
SOLE
CMGI COM
COM
125750109
6,894,187.50
24,900
SOLE
SOLE
COBALT NETWORKS
COM
19074R101
3,381,300
31,200
SOLE
SOLE
E-TEK DYNAMICS
COM
269240107
8,562,150
63,600
SOLE
SOLE
ENTRUST TECH
COM
293848107
3,758,081.25
62,700
SOLE
SOLE
EXODUS
COM
302088109
6,882,968.75
77,500
SOLE
SOLE
GLOBAL CROSSING
COM
G3921A100
3,185,000
63,700
SOLE
SOLE
INTERNET CAP GROUP
COM
46059C106
9,027,000
53,100
SOLE
SOLE
INTERNET INITIATIVE JAPAN
COM
46059T109
6,326,906.25
65,100
SOLE
SOLE
JDS UNIPHASE
COM
46612J101
18,228,312.50
113,000
SOLE
SOLE
NETWORK APPLIANCE
COM
64120L104
5,357,531.25
64,500
SOLE
SOLE
NOKIA
COM
654902204
5,407,068.75
28,300
SOLE
SOLE
PMC SIERRA
COM
69344F106
8,240,062.50
51,400
SOLE
SOLE
SDL INC COM
784076101
6,779,800
31,100
SOLE
SOLE
SYCAMORE NETWORKS
COM
871206108
6,991,600
22,700
SOLE
SOLE
VERISIGN
COM
92343E102
7,255,625
38,000
SOLE
SOLE
VERTICALNET INC
COM
92532L107
7,773,600
47,400
SOLE
SOLE
YAHOO INC
COM
984332106
6,230,700
14,400
SOLE
SOLE


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]
Amendment Number:
This Amendment (check only one) is:
[  ] a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		T.H. Fitzgerald & Co.
Address:	180 Church Street
		Naugatuck, CT 06770

13F File Number:	 12196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person submitting this Report on Behalf of Reporting Manager:

Name:		Kathleen S. Doback
Title:	Compliance Officer
Telephone:	203-729-1200
Date:		February 3, 2000

Report Type (Check only one):

[  X  ]	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT


I AM SIGNING/SUBMITTING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.

Sincerely,

Kathleen S. Doback
Compliance Officer

FORM 13F SUMMARY PAGE

Report Summary:

Number of Managers Included in Report:		1

Form 13F Information Table Entry Total:		2658[KD1]

Form 13F Information Table Value Total:		$345,163,042


[KD1]